CONVERTIBLE LOAN (Schedule of Convertible Loan) (Details) - IFC Loan [Member] $ in Thousands	Sep. 05, 2014 USD ($)
Debt Before Conversion [Member]
Summary of convertible loan
Net carrying amount	$ 48,000
Debt After Conversion [Member]
Summary of convertible loan
Net carrying amount	11,308
SummitView [Member] | Debt Before Conversion [Member]
Summary of convertible loan
Net carrying amount	5,000
SummitView [Member] | Debt After Conversion [Member]
Summary of convertible loan
Net carrying amount
Baring [Member] | Debt Before Conversion [Member]
Summary of convertible loan
Net carrying amount	5,000
Baring [Member] | Debt After Conversion [Member]
Summary of convertible loan
Net carrying amount	5,000
CEHIL [Member] | Debt Before Conversion [Member]
Summary of convertible loan
Net carrying amount	38,000
CEHIL [Member] | Debt After Conversion [Member]
Summary of convertible loan
Net carrying amount	$ 6,308